Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of carrying amounts of right of use assets

		Factory, Office
		and Other
In EUR	Buildings	Equipment	Total
Balance at January 1, 2020	10,124,959	113,373	10,238,332
Depreciation charge for the year	(1,817,745)	(85,478)	(1,903,223)
Additions to right‑of‑use assets	824,613	103,802	928,414
Foreign currency effect	(202,521)	—	(202,521)
Balance at December 31, 2020	8,929,305	131,696	9,061,002

		Factory, Office
		and Other
In EUR	Buildings	Equipment	Total
Balance at January 1, 2019	11,725,800	100,010	11,825,810
Depreciation charge for the year	(1,805,706)	(63,590)	(1,869,296)
Additions to right‑of‑use assets		76,953	76,953
Foreign currency effect	204,865	0	204,865
Balance at December 31, 2019	10,124,959	113,373	10,238,332

Schedule of carrying amounts of lease liabilities

In EUR	Lease Liability
Balance at January 1, 2020	(11,971,963)
Additions	(878,414)
Accretion of interest	(197,967)
Payments	3,627,998
Foreign currency effect	205,918
Balance at December 31, 2020	(9,214,428)
Current	(1,593,975)
Non‑current	(7,620,453)

In EUR	Lease Liability
Balance at January 1, 2019	(11,825,810)
Additions	(1,689,870)
Accretion of interest	(226,942)
Payments	1,975,029
Foreign currency effect	(204,370)
Balance at December 31, 2019	(11,971,963)
Current	(3,155,469)
Non‑current	(8,816,494)

Schedule of amounts recognized in profit or loss

In EUR	2020
2020—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,903,223
Interest on lease liabilities	(197,967)
Expenses relating to short‑term leases	34,860
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	40,800
1,780,916

In EUR	2019
2019—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,869,296
Interest on lease liabilities	(226,941)
Expenses relating to short‑term leases	4,018
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	46,506
1,692,879